Significant Events - Changes in Internal Capitalization of U.S. Entities (Details) - CAD CAD in Millions			12 Months Ended
		Dec. 15, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedges [line items]
Gains (losses) on hedges of net investments in foreign operations, net of tax	[1]		CAD 50	CAD 18	CAD (172)
U.S. Entities | Net investment hedges
Disclosure of detailed information about hedges [line items]
Reclassification of cumulative translation gains from OCI		CAD 10
Gains (losses) on hedges of net investments in foreign operations, net of tax		CAD 6

[1]	(5) Net of income tax expense of 2 for the year ended Dec. 31, 2017 (2016 - 5 expense, 2015 - 7 expense)